Contingent liabilities and financial commitments - Tobacco-Related Litigation Outside the U.S. - Additional Information (Details) Kz in Millions, $ in Millions, ₩ in Billions, ₦ in Trillions																		1 Months Ended				12 Months Ended
	Jan. 07, 2025 GBP (£)	Jan. 07, 2025 TRY (₺)	Aug. 25, 2023 GBP (£)	Aug. 25, 2023 TRY (₺)	May 21, 2019 DISEASE	Mar. 01, 2019 GBP (£) CLASSACTION	Mar. 01, 2019 CAD ($)	Jun. 15, 2018 GBP (£)	Jun. 15, 2018 CAD ($)	Feb. 13, 2017 GBP (£)	Feb. 13, 2017 CAD ($)	Oct. 27, 2015 GBP (£)	Oct. 27, 2015 CAD ($)	Jun. 06, 2015 GBP (£)	Jun. 06, 2015 CAD ($)	May 27, 2015 GBP (£)	May 27, 2015 CAD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 CAD ($)	Nov. 30, 2016 GBP (£)	Nov. 30, 2016 AOA (Kz)	Dec. 31, 2024 GBP (£) CLAIM Case territory MARKET CLASSACTION ACTION province	Dec. 31, 2024 CAD ($) CLAIM Case ACTION CLASSACTION	Dec. 31, 2024 NGN (₦) CLAIM Case ACTION CLASSACTION	Dec. 31, 2024 KRW (₩) CLAIM Case ACTION CLASSACTION	Dec. 31, 2024 ARS ($) CLAIM Case ACTION CLASSACTION	Dec. 31, 2023 GBP (£) Case	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 CAD ($) MARKET CLASSACTION territory ACTION province	Oct. 17, 2024 GBP (£)	Oct. 17, 2024 CAD ($)	Oct. 31, 2023 Case	Mar. 01, 2019 CAD ($) CLASSACTION	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 CAD ($)	Jun. 15, 2018 CAD ($)	Jun. 30, 2010 CLASSACTION	Jun. 30, 2009 CLASSACTION
Disclosure Of Commitments And Contingencies [Line Items]
Cash retained for working capital needs																														£ 416,000,000	$ 750
Canadian provinces | province																						10							10
Canadian territories where legislation has Royal Assent | territory																						2							2
Canadian territories | territory																						3							3
Number of personal injury claims | CLAIM																						50	50	50	50	50
Number of claims received unfavourable verdicts																						2	2	2	2	2
Nigerian court
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CLASSACTION																						5	5	5	5	5
Litigation damages sought value																						£ 5,500,000,000		₦ 10.6
Case 2
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements																						2,207				$ 2,850,000
Post-judgment interest																						221,373				$ 285,842,620
Settlement of tobacco litigation in Canada
Disclosure Of Commitments And Contingencies [Line Items]
Other provisions																														£ 18,000,000,000	$ 32,500
Losses on litigation settlements | £																						£ 6,203,000,000					£ 0	£ 0
Settlement of tobacco litigation in Canada, upfront payment
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of cash tax refunds received from upfront payments																														85.00%	85.00%
Annual payments, percentage of net income after taxes																														85.00%	85.00%
Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																						50	50	50	50	50	54
Angola
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																				£ 692,327	Kz 800
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | ACTION																						11							11
Number of personal injury claims | CLAIM																						5	5	5	5	5
Canada | Tobacco Damages and Health Care Costs Recovery Act 2000
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount										£ 2,800,000	$ 5
Canada | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																						5	5	5	5	5
Canada | Imperial Tobacco Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | CLASSACTION						2																											2
Settlement proceeds from judgement						£ 5,100,000,000																											$ 9,200
Settlement payments																		£ 420,800,000	$ 758
British Columbia | Tobacco Damages and Health Care Costs Recovery Act 2000
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount										£ 65,500,000,000	$ 118,000
British Columbia | Tobacco Damages and Health Care Costs Recovery Act 2000 | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount																						£ 6,200,000,000							$ 11,100
British Columbia | Tobacco Damages and Health Care Costs Recovery Act 2000 | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount																						12,900,000,000							$ 23,200
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount								£ 183,200,000,000	$ 330,000
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009 | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount								155,000,000,000																												$ 280,000
Additon to estimated effect of contingent liabilities																																		£ 5,200,000,000	$ 9,400
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009 | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount								£ 350,000,000,000																												$ 630,000
Additon to estimated effect of contingent liabilities																																		£ 6,100,000,000	$ 10,900
Alberta | Crown's Right Of Recovery Act 2009
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																						5,600,000,000	$ 10,000
Quebec | Tobacco Damages And Health Care Costs Recovery Act 2009
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																						£ 33,300,000,000	$ 60,000
Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit																																4
Number of personal injury claims | CLAIM																						12	12	12	12	12
Brazil | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																						12	12	12	12	12
Chile
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																						18	18	18	18	18
Chile | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																						18	18	18	18	18
Italy
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																						6	6	6	6	6
Italy | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																						6	6	6	6	6
Argentina
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																						5	5	5	5	5
Argentina | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																						5	5	5	5	5
Ireland
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																						2	2	2	2	2
Ireland | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																						2	2	2	2	2
Two Jurisdictions
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																						1	1	1	1	1
Turkey | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements			£ 226	₺ 10,000
Turkey | Individual smoking and health cases, Non-US tobacco related | Legal proceedings contingent liability [member]
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements	£ 11,290	₺ 500,000
Tobacco product liability claims
Disclosure Of Commitments And Contingencies [Line Items]
Number of markets outside US | MARKET																						12							12
Treatment of smoking and health related diseases | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions for recovery of health care costs | ACTION																						10	10	10	10	10
Treatment of smoking and health related diseases | Canadian Province
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions for recovery of health care costs | ACTION																						10	10	10	10	10
National Health Insurance Service | South Korea
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																						£ 29,300,000			₩ 54
Federal Attorney's office | Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Number of tobacco-related diseases allegedly expended as public health care expenses | DISEASE					26
Knight class action
Disclosure Of Commitments And Contingencies [Line Items]
Cost order amount																						2,800,000							$ 5
Growers class action | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																						£ 27,800,000	$ 50
Quebec class actions | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION																						2							2
Domestic manufacturers party to litigation | CLASSACTION																						2							2
Litigation settlement amount																£ 8,700,000,000	$ 15,600
Litigation settlement provisional execution amount														£ 628,000,000	$ 1,131
Litigation settlement guarantee amount														2,800,000,000	5,000
Security amount to be posted by parties												£ 546,000,000	$ 984
Litigation settlement reduction of total maximum adjustments						7,600,000,000																											13,700
Quebec class actions | Canada | Imperial Tobacco Canada Limited
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount																£ 5,800,000,000	$ 10,400
Litigation settlement provisional execution amount														£ 412,000,000	$ 742
Security amount to be posted by parties												£ 421,000,000	$ 758
Payment of litigation initial deposits						421,000,000	$ 759
Litigation settlement reduction of total maximum adjustments						£ 5,100,000,000																											$ 9,200
Other Canadian smoking and health class actions | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION																						7							7									4
Other Canadian smoking and health class actions | British Columbia
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION																																					2
Compensatory damages | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements																						£ 531				$ 685,976
Punitive damages | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements																						£ 1,936				$ 2,500,000